Cover	Dec. 30, 2024	Dec. 27, 2024
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Dec. 30, 2024
Entity Registrant Name		Prospect Capital Corporation
Securities Act File Number		814-00659
Entity Address, Address Line One		10 East 40th Street
Entity Tax Identification Number		43-2048643
Entity Address, Address Line Two		42nd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10016
Local Phone Number		448-0702
City Area Code		(212)
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Soliciting Material		false
Written Communications		false
Entity Emerging Growth Company		false
Entity Incorporation, State or Country Code		MD
Entity Central Index Key		0001287032
Current Fiscal Year End Date		--06-30
Amendment Flag		false
Common Stock
Document Information [Line Items]
Security Exchange Name		NASDAQ
Trading Symbol		PSEC
Title of 12(b) Security		Common Stock, $0.001 par value
5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock
Document Information [Line Items]
Security Exchange Name		NYSE
Trading Symbol		PSEC PRA
Title of 12(b) Security		5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock, par value $0.001